Disclosures on equity (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous equity [abstract]
Schedule of controls capital management
The Company’s management controls capital management based on the following ratios:

Capital Management	As of December 31, 2023	As of December 31, 2022	Description (1)	Calculation (1)
Net Financial Debt/cash (ThUS$)	2,086,717	(721,980)	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	2.33	2.29	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
ROE	20.78%	79.37%	Net income the year divided by Total Equity	Net income the year / Equity
Adjusted EBITDA (ThUS$)	3,180,071	5,838,439	Adjusted EBITDA	EBITDA – Other income – Other gains (losses) - Share of Profit of associates and joint ventures accounted for using the equity method + Other expenses by function + Net impairment gains on reversal (losses) of financial assets – Finance income – Currency differences.
EBITDA (ThUS$)	3,226,202	5,817,605	EBITDA	Net income + Depreciation and Amortization Expense adjustments + Finance Costs + Income Tax
ROA	35.90%	78.61%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity accounted Investments) (LTM)
Indebtedness	0.47	(0.15)	Net Financial Debt on Equity	Net Financial Debt / Total Equity

Schedule of financial restrictions
The financial restrictions with respect to the bonds issued by the Company for the periods ended December 31, 2023 and 2022 are as follows.

Financial restrictions
As of December 31, 2023	Financial restrictions	Financial restrictions	Financial restrictions	Financial restrictions
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 19.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than	Must be less than	Must be less than	Must be less than
	1.00	1.00	1.00	1.00
Indicator or ratio determined by the company	0.47	0.47	0.47	0.47
Fulfilled YES/NO	yes	yes	yes	yes

Financial restrictions
As of December 31, 2022	Financial restrictions	Financial restrictions	Financial restrictions	Financial restrictions
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 19.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than	Must be less than	Must be less than	Must be less than
	1.00	1.00	1.00	1.00
Indicator or ratio determined by the company	(0.15)	(0.15)	(0.15)	(0.15)
Fulfilled YES/NO	yes	yes	yes	yes

Schedule of share issues
Detail of capital classes in shares:

	As of December 31, 2023		As of December 31, 2022		As of December 31, 2021
Type of capital in preferred shares	Series A	Series B	Series A	Series B	Series A	Series B
Description of type of capital in shares
Number of authorized shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
Number of fully subscribed and paid shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
Number of subscribed, partially paid shares	—	—	—	—	—	—
Increase (decrease) in the number of current shares	—	—	—	—	—	—
Number of outstanding shares	142,818,904	142,818,904	142,818,904	142,818,904	142,818,904	142,818,904
Number of shares owned by the Company or its subsidiaries or associates	648	—	648	—	648	—
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	—	—	—	—	—	—
Capital amount in shares ThUS$	134,750	1,442,893	134,750	1,442,893	134,750	1,442,893
Total number of subscribed shares	142,819,552	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
As of December 31, 2023, 2022 and 2021, this caption comprises the following:

Disclosure of reserves within shareholders' equity	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion (1)	(4,921)	(8,042)	(7,913)
Reserve for cash flow hedges (2)	(930)	(14,575)	(34,025)
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income (3)	122,294	(10,973)	(11,146)
Reserve for actuarial gains or losses in defined benefit plans (4)	(13,454)	(9,198)	(4,174)
Other reserves	11,881	11,663	13,103
Total	114,870	(31,125)	(44,155)
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(1)This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is different from the US dollar.
(2)The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos, Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.
(3)This caption includes the fair value of equity investments that are not held for trading and that the group has irrevocably opted to recognize in this category upon initial recognition. In the event that such equity instruments are fully or partially disposed of, the proportional accumulated effect of accumulated fair value will be transferred to retained earnings.
(4)This caption reflects the effects of changes in actuarial assumptions, mainly changes in the discount rate.

Schedule of movement in other reserves
Movements in other reserves and changes in interest were as follows:

	Foreign currency translation difference (1)	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
Movements	Before taxes	Before taxes	Deferred taxes	Before taxes	Deferred taxes	Before Taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	(11,569)	6,173	(1,682)	(10,527)	1,847	10,176	(3,304)	16,318	10,571	(3,139)	7,432
Movement of reserves	4,046	(66,051)	—	4,648	—	(12,072)	—	134	(69,295)	—	(69,295)
Reclassification adjustments	(390)	13,289	—	—	—	—	—	(3,349)	9,550	—	9,550
Related taxes	—	—	14,246	—	(142)	—	3,818	—	—	17,922	17,922
Reclassification to retained earnings	—	—	—	—	—	(13,375)	3,611	—	(13,375)	3,611	(9,764)
Closing balance as of December 31, 2021	(7,913)	(46,589)	12,564	(5,879)	1,705	(15,271)	4,125	13,103	(62,549)	18,394	(44,155)
Movement of reserves	(129)	36,079	—	(6,276)	—	190	—	(985)	28,879	—	28,879
Reclassification adjustments	—	(9,457)	—	—	—	—	—	(455)	(9,912)	—	(9,912)
Related taxes	—	—	(7,172)	—	1,252	—	(17)	—	—	(5,937)	(5,937)
Closing balance as of December 31, 2022	(8,042)	(19,967)	5,392	(12,155)	2,957	(15,081)	4,108	11,663	(43,582)	12,457	(31,125)
Movement of reserves	3,121	126	—	(5,836)	—	190,509	—	218	188,138	—	188,138
Reclassification adjustments	—	18,566	—	—	—	—	—	—	18,566	—	18,566
Related taxes	—	—	(5,047)	—	1,580	—	(57,242)	—	—	(60,709)	(60,709)
Closing balance as of December 31, 2023	(4,921)	(1,275)	345	(17,991)	4,537	175,428	(53,134)	11,881	163,122	(48,252)	114,870
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(1)See details on reserves for foreign currency translation differences on conversion in Note 23, letter b).

Schedule of legal reserves reported in the individual financial statements of the subsidiaries

Subsidiary – Associate	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	9,464	9,464	9,464
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	—	—	455
Soquimich Comercial S.A.	(393)	(401)	—
SQM Vitas Fzco.	85	85	(38)
Pavoni & C. Spa	7	7	7
SAS Adionics	116	—	—
SQM Australia Pty Ltd	94	—	—
SQM Iberian S.A.	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA	2,121	2,121	2,121
SQM Industrial S.A.	—	—	707
Others	(721)	(721)	(721)
Total Other reserves	11,881	11,663	13,103

Schedule of noncontrolling interests

	% of interests in the ownership held by non- controlling interests	Net income attributable to non-controlling interests for the year ended		Equity, non-controlling interests for the year ended		Dividends paid to non-controlling interests for the year ended
Subsidiary		As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Potasio S.A.	0.0000001%	—	—	—	—	—	—
Ajay SQM Chile S.A.	49.00000%	3,238	2,415	9,795	8,986	2,428	1,811
Soquimich Comercial S.A.	39.36168%	3,838	5,558	26,435	26,383	3,837	5,558
Comercial Agrorama Ltda. (1)	30.00000%	—	—	—	—	—	—
SQM Indonesia S.A.	20.00000%	—	—	—	—	—	—
SQM Thailand Limited	0.00200%	—	—	—	—	—	—
Total		7,076	7,973	36,230	35,369	6,265	7,369
(1) As of December 31, 2022, a 30% non-controlling interest was acquired by Comercial Hydro S.A., a Company subsidiary.

Schedule of dividends
Dividends discounted from equity from January to December 2023 and 2022 were the following:

Dividends	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Interim dividend	542,847	2,204,229	157,774
Final dividend	920,819	—	399,998
Dividend according to policy	60,953	—	27,681
Owners of the Parent	1,524,619	2,204,229	585,453
Dividend eventual	—	—	5,904
Dividends according to policy	6,266	7,369	6,504
Non-controlling interests	6,266	7,369	12,408
Dividends discounted from equity for the period	1,530,885	2,211,598	597,861